Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	₩ 1,459,395	₩ 746,256	₩ 695,868
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	55,822	(60,181)	(25,777)
Shares of remeasurement gain (loss) of associates and joint ventures	(1,596)	786	649
Gain on valuation of equity instruments at fair value through other comprehensive income	144,890	51,696	155,319
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Gain (loss) on valuation of debt instruments at fair value through other comprehensive income	(15,110)	(9,699)	11,833
Valuation gain (loss) on cash flow hedge	141,855	(84,044)	67,548
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	(136,583)	111,431	(44,684)
Share of other comprehensive income (loss) from associates and joint ventures	(24,216)	15,932	2,517
Exchange differences on translation of foreign operations	505	(2,666)	4,933
Total other comprehensive income	165,567	23,255	172,338
Total comprehensive income for the year	1,624,962	769,511	868,206
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	1,510,373	727,077	768,341
Non-controlling interest	₩ 114,589	₩ 42,434	₩ 99,865